Investments in Associates - Summary (Details) - USD ($) $ in Millions				12 Months Ended
	Dec. 26, 2023	Dec. 11, 2023	Aug. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Investments in Associates
Fair value				$ 10,207.8	$ 9,252.3
Associates and joint ventures				6,607.6	6,093.1	$ 4,749.2
Fairfax India investments in associates				1,429.7	1,342.6
Total				8,037.3	7,435.7		$ 6,098.1
Share of profit (loss) of associates				$ 1,022.2	1,022.4
Go Digit Infoworks Services Private Limited
Investments in Associates
Ownership percentage				49.00%
Stelco Holdings Inc.
Investments in Associates
Ownership percentage			20.50%
Insurance and reinsurance
Investments in Associates
Fair value				$ 711.2	1,069.0
Associates and joint ventures				368.7	649.1
Total				368.7	649.1
Share of profit (loss) of associates				$ 80.7	$ 38.1
Insurance and reinsurance | Go Digit Infoworks Services Private Limited
Investments in Associates
Ownership percentage				49.00%	49.00%
Fair value				$ 477.2	$ 479.3
Associates and joint ventures				146.6	104.4
Total				146.6	104.4
Share of profit (loss) of associates				43.2	$ (11.0)
Insurance and reinsurance | Gulf Insurance Group K.S.C.P.
Investments in Associates
Ownership percentage	90.00%				43.70%
Fair value					$ 415.8
Associates and joint ventures					405.2
Total					405.2
Share of profit (loss) of associates				42.6	60.7
Insurance and reinsurance | Other
Investments in Associates
Fair value				234.0	173.9
Associates and joint ventures				222.1	139.5
Total				222.1	139.5
Share of profit (loss) of associates				(5.1)	(11.6)
Non-insurance
Investments in Associates
Fair value				9,496.6	8,183.3
Associates and joint ventures				6,238.9	5,444.0
Fairfax India investments in associates				1,429.7	1,342.6
Total				7,668.6	6,786.6
Share of profit (loss) of associates				941.5	984.3
Non-insurance | Stelco Holdings Inc.
Investments in Associates
Ownership percentage			20.50%
Non-insurance | India
Investments in Associates
Fair value				3,013.9	2,739.2
Associates and joint ventures				457.4	505.7
Fairfax India investments in associates				1,429.7	1,342.6
Total				1,887.1	1,848.3
Share of profit (loss) of associates				$ 106.9	$ 142.5
Non-insurance | India | Bangalore International Airport Limited
Investments in Associates
Ownership percentage				64.00%	54.00%
Fair value				$ 1,600.0	$ 1,233.7
Fairfax India investments in associates				783.0	521.1
Total				783.0	521.1
Share of profit (loss) of associates				$ 16.0	$ (5.7)
Non-insurance | India | CSB Bank Limited
Investments in Associates
Ownership percentage				49.70%	49.70%
Fair value				$ 409.3	$ 223.3
Fairfax India investments in associates				223.0	194.5
Total				223.0	194.5
Share of profit (loss) of associates				$ 35.4	$ 40.8
Non-insurance | India | Quess Corp Limited
Investments in Associates
Ownership percentage				34.70%	30.90%
Fair value				$ 323.6	$ 228.3
Associates and joint ventures				433.0	459.6
Total				433.0	459.6
Share of profit (loss) of associates				$ (47.0)	$ 6.8
Non-insurance | India | Sanmar Chemicals Group
Investments in Associates
Ownership percentage				42.90%	42.90%
Fair value				$ 302.9	$ 337.8
Fairfax India investments in associates				156.1	159.8
Total				156.1	159.8
Share of profit (loss) of associates				$ 0.6	$ 36.4
Non-insurance | India | IIFL Securities Limited
Investments in Associates
Ownership percentage				30.90%	37.10%
Fair value				$ 165.7	$ 87.9
Associates and joint ventures				13.6	35.3
Fairfax India investments in associates				103.8	97.9
Total				117.4	133.2
Share of profit (loss) of associates				$ 12.4	$ 14.6
Non-insurance | India | Seven Islands Shipping Limited
Investments in Associates
Ownership percentage				48.50%	48.50%
Fair value				$ 142.8	$ 96.9
Fairfax India investments in associates				133.6	97.9
Total				133.6	97.9
Share of profit (loss) of associates				42.6	$ 9.8
Non-insurance | India | IIFL Finance Limited
Investments in Associates
Ownership percentage					22.30%
Fair value					$ 493.3
Fairfax India investments in associates					242.8
Total					242.8
Share of profit (loss) of associates				45.1	36.5
Non-insurance | India | Other
Investments in Associates
Fair value				69.6	38.0
Associates and joint ventures				10.8	10.8
Fairfax India investments in associates				30.2	28.6
Total				41.0	39.4
Share of profit (loss) of associates				1.8	3.3
Non-insurance | Real estate
Investments in Associates
Fair value				177.3	162.4
Associates and joint ventures				177.3	164.4
Total				177.3	164.4
Share of profit (loss) of associates				(7.4)	19.3
Non-insurance | Real estate | KWF Real Estate Ventures Limited Partnerships
Investments in Associates
Fair value				104.0	101.1
Associates and joint ventures				104.0	101.1
Total				104.0	101.1
Share of profit (loss) of associates				6.4	16.5
Non-insurance | Real estate | Other
Investments in Associates
Fair value				73.3	61.3
Associates and joint ventures				73.3	63.3
Total				73.3	63.3
Share of profit (loss) of associates				(13.8)	2.8
Non-insurance | Other
Investments in Associates
Fair value				6,305.4	5,281.7
Associates and joint ventures				5,604.2	4,773.9
Total				5,604.2	4,773.9
Share of profit (loss) of associates				$ 842.0	$ 822.5
Non-insurance | Other | Eurobank Ergasias Services & Holdings S.A
Investments in Associates
Ownership percentage		34.10%		34.10%	32.20%
Fair value				$ 2,251.6	$ 1,344.5
Associates and joint ventures				2,099.5	1,507.6
Total				2,099.5	1,507.6
Share of profit (loss) of associates				$ 437.7	$ 263.0
Non-insurance | Other | Poseidon Corp.
Investments in Associates
Ownership percentage				43.40%	43.20%
Fair value				$ 2,046.3	$ 1,864.7
Associates and joint ventures				1,706.4	1,506.3
Total				1,706.4	1,506.3
Share of profit (loss) of associates				$ 149.6	$ 258.2
Non-insurance | Other | Resolute Forest Products Inc.
Investments in Associates
Ownership percentage					32.20%
Fair value					$ 508.5
Associates and joint ventures					508.5
Total					508.5
Share of profit (loss) of associates					$ 159.0
Non-insurance | Other | Stelco Holdings Inc.
Investments in Associates
Ownership percentage				23.60%	23.60%
Fair value				$ 491.6	$ 423.3
Associates and joint ventures				291.6	304.8
Total				291.6	$ 304.8
Share of profit (loss) of associates				$ 23.7
Non-insurance | Other | EXCO Resources, Inc
Investments in Associates
Ownership percentage				48.30%	44.40%
Fair value				$ 435.2	$ 544.8
Associates and joint ventures				417.6	288.4
Total				417.6	288.4
Share of profit (loss) of associates				$ 129.1	$ 81.9
Non-insurance | Other | Peak Achievement Athletics
Investments in Associates
Ownership percentage				42.60%	42.60%
Fair value				$ 226.1	$ 195.3
Associates and joint ventures				129.4	124.4
Total				129.4	124.4
Share of profit (loss) of associates				$ 23.3	$ 7.7
Non-insurance | Other | Helios Fairfax Partners Corporation
Investments in Associates
Ownership percentage				36.30%	34.40%
Fair value				$ 91.5	$ 104.1
Associates and joint ventures				197.6	183.2
Total				197.6	183.2
Share of profit (loss) of associates				9.2	(23.9)
Non-insurance | Other | Partnerships, trusts and other
Investments in Associates
Fair value				763.1	296.5
Associates and joint ventures				762.1	350.7
Total				762.1	350.7
Share of profit (loss) of associates				$ 69.4	$ 76.6